Equity Investments - Schedule of Gains (Losses) on Non-Marketable Securities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Investments, All Other Investments [Abstract]
Observable price adjustments on non-marketable equity securities (includes NAV)	$ 12	$ 0	$ 22	$ 1
Impairment of non-marketable equity securities	(2)	0	(2)	0
Total income (loss) from equity investments in non-marketable securities, net	$ 10	$ 0	$ 20	$ 1